38) Shareholders' Equity (Details Text) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 16, 2020	Mar. 10, 2020	Dec. 31, 2019	Dec. 19, 2019	Oct. 17, 2019	Jun. 28, 2019	Mar. 11, 2019	Mar. 12, 2018
Statement Line Items [Line Items]
Shares	R$ 3,747,682			R$ 933,003
Expected dividend as percentage, share options granted	30.00%
Legal reserve - annual statutory net income	5.00%
Statutory Reserve - net income remaining after statutory allocations	100.00%
Accumulated value limited - Paid-in capital share amount	95.00%
Distributed dividends (including interest on equity)		R$ 3,502,000			R$ 4,245,000	R$ 8,000,000	R$ 1,455,000
Nominative-book entry shares, with no nominal value
Number of shares issued			806,382,972					1,343,971,619	610,896,190
Profit Reserves Increase Amount [Member]
Statement Line Items [Line Items]
Shares			R$ 4,000,000					R$ 8,000,000	R$ 8,000,000
Profit Reserves Current Value [Member]
Statement Line Items [Line Items]
Shares			75,100,000					67,100,000	59,100,000
Profit Reserves Amount [Member]
Statement Line Items [Line Items]
Shares			R$ 79,100,000					R$ 75,100,000	R$ 67,100,000
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share		R$ 0.3775			R$ 0.5033	R$ 0.9486	R$ 0.1725
Nominative-book entry shares, with no nominal value
Number of shares issued			403,191,507					671,985,845	305,448,111
Preference shares [member]
Statement Line Items [Line Items]
Par value per share		R$ 0.4152			R$ 0.5537	R$ 1.0435	R$ 0.1897
Nominative-book entry shares, with no nominal value
Number of shares issued			403,191,465					671,985,774	305,448,079